GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Geograhic Area [Line Items]
Number of operating segments	1
Total revenues	$ 242		$ 1,115
Long-lived assets	1,250	497
Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%:			67
Customer B [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%:			13
Customer C [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%:			11
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues from sales to unaffiliated customers:			750
Long-lived assets	767
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues from sales to unaffiliated customers:			365
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues from sales to unaffiliated customers:
Long-lived assets	$ 483	$ 497